N-2 - shares		Oct. 09, 2026	Oct. 07, 2026
Cover [Abstract]
Entity Central Index Key		0001976336
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		Antares Private Credit Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

This Proxy Statement and the accompanying Notice and form of proxy are being provided to shareholders on or about October 9, 2026. The Board has fixed the close of business on October 7, 2026 as the record date (the “Record Date”) for the determination of shareholders entitled to receive notice of, and to vote at, the Annual Meeting. As of the Record Date, 33,661,985.88[1] common shares of beneficial interest of the Company, par value $0.01 per share (the “Common Shares”), were issued and outstanding, and the Company had not issued any shares of preferred stock. Shareholders of the Company are entitled to cast one vote for each share held and fractional votes for each fractional share held.

If the form of proxy is properly executed and returned in time to be voted at the Annual Meeting, the shares covered thereby will be voted at the Annual Meeting in accordance with the instructions marked thereon. All properly executed proxies received by the Board that do not specify how shares should be voted will be voted “FOR” each of the Proposals described in this Proxy Statement, and in the discretion of the persons named as proxies in connection with any other matter which may properly come before the Annual Meeting or at any adjournment or postponement thereof.

[1] Represents an estimated common share count as of the Record date based on the net asset value (“NAV”) of $24.70 per share as of September 1, 2026.

The Board does not know of any matter to be considered at the Annual Meeting other than (i) the election of the two Class I Trustee nominees (the “Trustee Proposal”) and (ii) the proposal to ratify the selection of Deloitte & Touche LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2026 (the “Auditor Proposal” and, collectively with the Trustee Proposal, the “Proposals”). Shareholders of the Company have no dissenters’ or appraisal rights in connection with any of the Proposals described herein.

In addition to mail, the Company’s officers, and personnel of the Adviser and transfer agent and any authorized proxy solicitation agent, may also solicit proxies by telephone, internet or in person. If the Company records votes through the internet or by telephone, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their identities have been properly recorded.

The Company will pay the costs and expenses associated with this Proxy Statement and solicitation, in a manner agreed upon by the Board. The Company has engaged EQ Fund Solutions, LLC, an independent proxy solicitation firm, to assist in the distribution of the proxy materials and tabulation of proxies. The costs of EQ Fund Solutions, LLC’s (“EQ Fund”) services in connection with the proxy solicitation are estimated to be $9,000.00, which will be paid by the Company, and the Company estimates that printing and mailing costs for the solicitation will total approximately $1,000.00.

VOTING INFORMATION

Record Date and Who May Vote

The Board selected October 7, 2026 as the Record Date. This means that if you were a registered shareholder with our transfer agent and registrar, U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, as of the close of business on the Record Date, you may vote your shares on the matters to be considered by our shareholders at the Annual Meeting. If your shares were held in “street name” on that date, the broker or other nominee that was the record holder of your shares has the authority to vote them at the Annual Meeting in accordance with your instructions. They have forwarded to you this Proxy Statement seeking your instructions on how you want your shares voted.

How to Vote

For shares held of record, you can vote your shares electronically via live webcast at the Annual Meeting or vote now by giving us your proxy. You may give us your proxy by completing the enclosed proxy card and returning it in the enclosed U.S. postage-prepaid envelope, or by calling a toll-free telephone number or using the Internet as further described on the enclosed proxy card. Telephone and Internet voting procedures have been designed to verify your identity through a personal identification or control number and to confirm that your voting instructions have been properly recorded. If you vote using either of these electronic means, you will save us return mail expense.

By giving us your proxy, you will be directing us on how to vote your shares at the Annual Meeting. Even if you plan on attending the Annual Meeting, we urge you to vote now by giving us your proxy. This will ensure that your vote is represented at the Annual Meeting. If you do attend the Annual Meeting, you can change your vote then, if you desire to do so.

If your shares are held in “street name”, the broker or nominee that holds your shares has the authority to vote them, absent your approval, only as to routine matters. The Auditor Proposal is considered a routine matter under applicable rules. The Trustee Proposal is considered a non-routine matter under applicable rules. For non-routine matters to be voted on at the Annual Meeting, the broker or nominee that holds your shares will need to obtain your authorization to vote those shares and has enclosed a voting instruction form with this proxy statement. In either case, they will vote your shares as you direct on their voting instruction form. If you fail to provide voting instructions on the Trustee Proposal to your broker or nominee, your shares will be “broker non-votes” and will not be counted as a vote cast either for or against the Trustee Proposal. You can vote by completing the enclosed voting instruction form and returning it in the enclosed U.S. postage-prepaid envelope. If you want to vote your shares electronically via live webcast at the Annual Meeting, you must obtain a valid proxy from your broker or nominee. You should refer to the instructions provided in the enclosed voting instruction form for further information. Additionally, the availability of telephone or Internet voting depends on the voting process used by the broker or nominee that holds your shares.

You may receive more than one proxy statement and proxy card or voting instruction form if your shares are held through more than one account (e.g., through different brokers or nominees). Each proxy card or voting instruction form only covers those Common Shares held in the applicable account. If you hold shares in more than one account, you will have to provide voting instructions as to all your accounts to vote all your shares.

How to Revoke or Change Your Vote

For shares held of record, you may revoke a proxy or change your vote at any time before it is exercised by written notice to our Secretary, returning a properly executed, later-dated proxy or by voting electronically via live webcast at the Annual Meeting. Unless you attend the Annual Meeting and vote your shares electronically via live webcast, you should change your vote using the same method (by telephone, Internet or mail) that you first used to vote your shares. That way, Michael He, the inspector of election for the Annual Meeting, will be able to verify your latest vote. Please note that you cannot use the listen-only conference call to revoke your proxy or to vote.

For shares held in “street name”, you should follow the instructions in the voting instruction form provided by your broker or nominee to change your vote. If you want to change your vote as to shares held in “street name” by voting electronically via live webcast at the Annual Meeting, you must obtain a valid proxy from the broker or nominee that holds those shares for you.

Quorum Required

A quorum must be present at the Annual Meeting for any business to be conducted. The presence at the Annual Meeting, online or by proxy, of the holders of at least forty percent (40%) of the Common Shares issued and outstanding shall constitute a quorum for the Annual Meeting. There were 33,661,985.88[2] Common Shares outstanding on the Record Date, of which at least 13,464,794.35 must be present electronically via live webcast or represented by proxy at the Annual Meeting in order for a quorum to be present. Those shareholders accessing the Annual Meeting via listen-only conference call will not be deemed to be “present” for purposes of determining a quorum for the Annual Meeting. Broker non-votes will be counted as shares “present” for purposes of determining a quorum for the Annual Meeting.

If you attend the Annual Meeting or vote your shares using the enclosed proxy card or voting instruction form (including any telephone or Internet voting procedures provided), your shares will be counted toward a quorum, even if you abstain from voting on a particular matter.

If a quorum is not present at the Annual Meeting, the presiding officer or the shareholders who are represented at the Annual Meeting or by proxy may adjourn the Annual Meeting to permit the further solicitation of proxies.

Vote Required and How Votes Are Counted

Trustee Proposal. The Trustees will be elected by an affirmative vote of a majority of the votes cast by shareholders present electronically via live webcast or by proxy at the Annual Meeting. Abstentions and broker non-votes will not be included in determining the number of votes cast and, as a result, will have no effect on this proposal.

Auditor Proposal. Approval of the Auditor Proposal requires the affirmative vote of the holders of a majority of the votes cast by shareholders present electronically via live webcast or by proxy at the Annual Meeting. Abstentions will not be included in determining the number of votes cast and, as a result, will not have any effect on this proposal.

[2] Represents an estimated common share count as of the Record Date based on the NAV of $24.70 per share as of September 1, 2026.

Broker Non-Votes. The Trustee Proposal is considered a non-routine matter under applicable rules. Accordingly, brokers will not have discretionary authority to vote any Common Shares held in “street name” by their customers on the Trustee Proposal. Any broker non-votes with respect to the Trustee Proposal will be counted for purposes of establishing a quorum but will not be counted as a vote cast either for or against the Trustee Proposal. The Auditor Proposal is considered a routine matter under applicable rules, and brokers will have discretionary authority to vote on the Auditor Proposal any Common Shares held in “street name” in the absence of voting instructions. As a result, there will be no broker non-votes with respect to the Auditor Proposal.

If you have any questions regarding the proxy materials, please contact EQ Fund at (866) 811-1442. If the enclosed proxy card is properly executed and received prior to the Annual Meeting and has not been revoked, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card or, if no instructions are marked, the proxy card will be voted “FOR” the Proposals described in this Proxy Statement and in the discretion of the persons named as proxies in connection with any other matter that may properly come before the Annual Meeting or any adjournment(s) or postponement(s) thereof.

If (i) you are a member of a household in which multiple shareholders of the Company share the same address, (ii) your shares are held in “street name” and (iii) your broker or bank has received consent (or deemed consent) to household material, then your broker or bank may send to your household only one copy of this Proxy Statement and our annual report on Form 10-K for the year ended December 31, 2025 (the “2025 Annual Report”), unless your broker or bank has received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Proxy Statement and the 2025 Annual Report, the Company will deliver promptly to you, upon written or oral request, a separate copy of this Proxy Statement and the 2025 Annual Report at a shared address to which a single copy of the documents was delivered. To receive a separate copy of this Proxy Statement or the 2025 Annual Report, please contact EQ Fund by calling (866) 811-1442, or by mail to the Company’s principal executive offices at Antares Private Credit Fund, 320 South Canal Street, Suite 4200, Chicago, Illinois 60606. If your shares are held with certain banks, trust companies, brokers, dealers, investment advisers and other financial intermediaries (each, an “Authorized Institution”) and you would like to receive a separate copy of future proxy statements, notices of internet availability of proxy materials, prospectuses or annual reports or you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact your Authorized Institution.

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]	[1]		33,661,985.88

[1]	Represents an estimated common share count as of the Record date based on the net asset value (“NAV”) of $24.70 per share as of August 31, 2026.